Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020
Oakmark Fund | Institutional Class
Prospectus:
Trading Symbol	OANMX
Oakmark Fund | Advisor Class
Prospectus:
Trading Symbol	OAYMX
Oakmark Fund | Service Class
Prospectus:
Trading Symbol	OARMX
Oakmark Fund | Investor Class
Prospectus:
Trading Symbol	OAKMX
Oakmark Select Fund | Institutional Class
Prospectus:
Trading Symbol	OANLX
Oakmark Select Fund | Advisor Class
Prospectus:
Trading Symbol	OAYLX
Oakmark Select Fund | Service Class
Prospectus:
Trading Symbol	OARLX
Oakmark Select Fund | Investor Class
Prospectus:
Trading Symbol	OAKLX
Oakmark Equity and Income Fund | Institutional Class
Prospectus:
Trading Symbol	OANBX
Oakmark Equity and Income Fund | Advisor Class
Prospectus:
Trading Symbol	OAYBX
Oakmark Equity and Income Fund | Service Class
Prospectus:
Trading Symbol	OARBX
Oakmark Equity and Income Fund | Investor Class
Prospectus:
Trading Symbol	OAKBX
Oakmark Global Fund | Institutional Class
Prospectus:
Trading Symbol	OANGX
Oakmark Global Fund | Advisor Class
Prospectus:
Trading Symbol	OAYGX
Oakmark Global Fund | Service Class
Prospectus:
Trading Symbol	OARGX
Oakmark Global Fund | Investor Class
Prospectus:
Trading Symbol	OAKGX
Oakmark Global Select Fund | Institutional Class
Prospectus:
Trading Symbol	OANWX
Oakmark Global Select Fund | Advisor Class
Prospectus:
Trading Symbol	OAYWX
Oakmark Global Select Fund | Service Class
Prospectus:
Trading Symbol	OARWX
Oakmark Global Select Fund | Investor Class
Prospectus:
Trading Symbol	OAKWX
Oakmark International Fund | Advisor Class
Prospectus:
Trading Symbol	OAYIX
Oakmark International Fund | Institutional Class
Prospectus:
Trading Symbol	OANIX
Oakmark International Fund | Service Class
Prospectus:
Trading Symbol	OARIX
Oakmark International Fund | Investor Class
Prospectus:
Trading Symbol	OAKIX
Oakmark International Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OANEX
Oakmark International Small Cap Fund | Advisor Class
Prospectus:
Trading Symbol	OAYEX
Oakmark International Small Cap Fund | Service Class
Prospectus:
Trading Symbol	OAREX
Oakmark International Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	OAKEX